Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable remuneration	€ 3,717,737
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable remuneration	2,577,600
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	1,923,100
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	3,513,504
Remuneration for belonging to the Board Committees	0
Other items	6,207
Total	5,442,811
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	80,000
Other items	0
Total	280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Allowances	10,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	91,200
Other items	0
Total	301,200
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	1,600,000
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	2,436,000
Remuneration for belonging to the Board Committees	0
Other items	27,383
Total	4,063,383
Directors | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	38,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	33,600
Other items	0
Total	191,600
Directors | Mr. Peter Loscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	26,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	113,600
Other items	0
Total	259,600
Directors | Mr. Carlos Ocana Orbis
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	80,000
Allowances	8,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	60,800
Other items	0
Total	148,800
Directors | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	12,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	11,200
Other items	0
Total	143,200
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	25,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	113,600
Other items	0
Total	258,600
Directors | Alejandro Reynal Ample
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	120,000
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	120,000
Directors | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	25,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	22,400
Other items	0
Total	167,400
Directors | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	1,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	80,000
Other items	0
Total	201,000
Directors | Solange Sobral Targa
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Allowances	10,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	11,200
Other items	0
Total	141,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Allowances	27,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	113,600
Other items	0
Total	340,600
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	40,000
Allowances	12,000
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	7,467
Other items	0
Total	59,467
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	87,500
Total	87,500
Other Companies | Mr. Peter Loscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	125,997
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	125,997
Other Companies | Mr. Carlos Ocana Orbis
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	90,000
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	65,000
Total	155,000
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	173,159
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	155,000
Total	328,159
Other Companies | Alejandro Reynal Ample
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	0
Other Companies | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	132,500
Total	132,500
Other Companies | Solange Sobral Targa
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	85,659
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	85,659
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	90,000
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	87,500
Total	177,500
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Allowances	0
Short-term variable remuneration	0
Remuneration for belonging to the Board Committees	0
Other items	0
Total	€ 0